Revenues (Tables)	3 Months Ended
Mar. 31, 2026
Revenue Recognition [Abstract]
Schedule of disaggregation of revenues
The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' location) and revenue type for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
	(U.S. $ in thousands)
Americas*
Systems	$14,349	$16,541
Consumables	31,225	34,181
Services	32,587	30,706
Total Americas	78,161	81,428

EMEA
Systems	11,264	10,022
Consumables	20,082	19,060
Services	7,496	7,613
Total EMEA	38,842	36,695

Asia Pacific
Systems	3,173	4,609
Consumables	8,661	9,382
Services	3,860	3,932
Total Asia Pacific	15,694	17,923

Total Revenues	$132,697	$136,046